Credit Risk - Disclosure of LTV Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	£ 169,002	£ 167,228
Collateral value, stock	168,968	167,191
Loan-to-value, stage 3	1,465	1,778
Collateral value, stage 3	1,456	1,767
Loan-to-value, new business	25,245	14,918
Collateral value, new business	25,245	14,918
Collateral against loans in negative equity	240	244
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	138	173
Loan-to-value, stage 3	57	79
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	76,825	77,280
Loan-to-value, stage 3	712	886
Loan-to-value, new business	5,376	3,407
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	29	34
Loan-to-value, stage 3	10	13
>50-60%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	33,520	33,564
Loan-to-value, stage 3	274	319
Loan-to-value, new business	4,377	2,394
>50-60% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	17	21
Loan-to-value, stage 3	6	8
>60-70%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	27,961	29,447
Loan-to-value, stage 3	213	256
Loan-to-value, new business	3,805	2,311
>60-70% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	21	27
Loan-to-value, stage 3	9	10
>70-80%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	18,520	17,200
Loan-to-value, stage 3	123	151
Loan-to-value, new business	5,217	3,458
>70-80% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	20	27
Loan-to-value, stage 3	7	12
>80-90%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	9,397	8,003
Loan-to-value, stage 3	64	72
Loan-to-value, new business	4,354	2,445
>80-90% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	15	19
Loan-to-value, stage 3	7	8
>90-100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	2,505	1,453
Loan-to-value, stage 3	30	38
Loan-to-value, new business	2,100	888
>90-100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	10	12
Loan-to-value, stage 3	4	8
>100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	274	281
Loan-to-value, stage 3	49	56
Loan-to-value, new business	16	15
>100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	26	33
Loan-to-value, stage 3	£ 14	£ 20
Average LTV - Balance weighted
Disclosure of credit risk exposure [line items]
Average balance weighted LTV, stock	52.00%	51.00%
Average balance weighted LTV, stage 3	52.00%	51.00%
Average balance weighted LTV, new business	65.00%	64.00%